Condensed Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	AOCI Attributable to Parent [Member]	Total
BALANCE (in shares) at Dec. 31, 2013		7,613,338
BALANCE at Dec. 31, 2013		$ 7,613	$ 5,316,322	$ (4,980,394)		$ 8,757	$ 252,298
Stock Issued During Period, Shares, New Issues		0
Stock compensation - stock options			85,168				85,168
Net Loss				(302,481)			(302,481)
BALANCE (in shares) at Dec. 31, 2014		7,613,338
BALANCE at Dec. 31, 2014		$ 7,613	5,401,490	(5,282,875)		(147,581)	(121,353)
Stock Issued During Period, Shares, New Issues		0
Stock compensation - stock options			478,629				478,629
Net Loss				(1,023,422)			(1,023,422)
BALANCE (in shares) at Dec. 31, 2015		7,612,838			(1,000,000)
BALANCE at Dec. 31, 2015		$ 761	5,886,971	(6,306,297)	$ (100,000)	(148,651)	(667,216)
Atrinsic shares converted (in shares)	297,468	25,867
Atrinsic shares converted	$ 1	$ 3	63,381				63,385
Protagenic shares converted (in shares)	6,612,838	(7,612,838)			1,000,000
Protagenic shares converted	$ 6	$ (761)	(99,245)		$ 100,000
Warrants issued for exchange of debt			340,784				340,784
Stock Issued During Period, Shares, New Issues	4,108,460
Stock Issued During Period, Value, New Issues	$ 4		4,761,793				4,761,797
Warrants issued to placement agent			146,641				146,641
Reclassification of warrants to derivative liability			(487,425)				(487,425)
Foreign currency translation (loss)						(22,292)	(22,292)
Stock compensation - stock options			239,865				239,865
Conversion of Bridge loan (in shares)		60,211
Conversion of Bridge loan		$ 6	75,259				75,265
Net Loss				(1,264,273)			(1,264,273)
BALANCE (in shares) at Jun. 30, 2016	11,018,766	86,078
BALANCE at Jun. 30, 2016	$ 11	$ 9	$ 10,928,024	$ (7,570,570)		$ (170,943)	$ 3,186,531